CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 23	$ 25
Accumulated amortization on intangible assets	1,452	1,064
3.625% convertible perpetual preferred stock, interest rate	3.625%	3.625%
3.625% convertible perpetual preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
3.625% convertible perpetual preferred stock, shares issued	250,000	250,000
3.625% convertible perpetual preferred stock, shares outstanding	250,000	250,000
3.625% convertible perpetual preferred stock, liquidation value	$ 250	$ 250
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	304,183,720	304,006,027
Common stock, shares outstanding	227,519,521	247,197,335
Treasury stock, shares	76,664,199	56,808,672